Borrowing Arrangements (Details) - Schedule of Net Carrying Amount of the Convertible Notes - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Net carrying amount	$ 18,944	$ 8,710
Two Thousand And Nineteen A Convertible Notes [Member]
Debt Instrument [Line Items]
Principal	100	100
Unamortized debt discount	0	0
PIK interest added to principal balance	16	15
Conversion to Series D-2 redeemable convertible preferred stock	(116)	0
Net carrying amount	0	115
Two Thousand And Twenty A Convertible Notes [Member]
Debt Instrument [Line Items]
Principal	3,784	3,784
Unamortized debt discount	0	0
PIK interest added to principal balance	122	106
Conversion to Series D-2 redeemable convertible preferred stock	(3,906)	0
Net carrying amount	0	3,890
Two Thousand And Twenty One Convertible Notes [Member]
Debt Instrument [Line Items]
Principal	4,250	4,250
Unamortized debt discount	0	(112)
PIK interest added to principal balance	74	57
Conversion to Series D-2 redeemable convertible preferred stock	(4,324)	0
Net carrying amount	0	4,195
Two Thousand And Twenty One A Convertible Notes With Embedded Derivative Liability [Member]
Debt Instrument [Line Items]
Principal	500	500
Unamortized debt discount	0	0
PIK interest added to principal balance	10	10
Net carrying amount	0	510
Repayment of principal and accrued interest	$ (510)	$ 0